PIMCO Variable Insurance Trust

Supplement Dated June 2, 2025 to the

Administrative Class Prospectus, Institutional Class Prospectus, Advisor Class and Class M

Prospectus and Statement of Additional Information each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Long-Term U.S. Government Portfolio and PIMCO Real Return Portfolio (each, a “Portfolio”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Steve Rodosky will retire from PIMCO effective December 31, 2025. Mr. Rodosky will continue to serve as a portfolio manager of each Portfolio until December 31, 2025 or such earlier date(s) to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_060225

PIMCO Variable Insurance Trust

Supplement Dated June 2, 2025 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M

Prospectus each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Long-Term

U.S. Government Portfolio and PIMCO Real Return Portfolio (each, a “Portfolio” and together, the “Portfolios”)

Effective immediately, the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He. Messrs. Cudzil, Rodosky and Sharenow are Managing Directors of PIMCO. Messrs. DeWitt and He are Executive Vice Presidents of PIMCO. Mr. Cudzil has managed the Portfolio since June 2025. Mr. Rodosky has managed the Portfolio since January 2019. Mr. Sharenow has managed the Portfolio since November 2018. Mr. DeWitt has managed the Portfolio since February 2022. Mr. He has managed the Portfolio since June 2025.

Effective immediately, the PIMCO Long-Term U.S. Government Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO. Mr. Crowley is an Executive Vice President of PIMCO. Mr. Cudzil has managed the Portfolio since February 2016. Mr. Rodosky has managed the Portfolio since July 2007. Mr. Crowley has managed the Portfolio since June 2025.

Effective immediately, the PIMCO Real Return Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO. Mr. He is an Executive Vice President of PIMCO. Mr. Cudzil has managed the Portfolio since June 2025. Mr. Rodosky has managed the Portfolio since January 2019. Mr. He has managed the Portfolio since December 2019.

In addition, effective immediately, disclosure concerning the Portfolios’ portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Long-Term U.S. Government	Tim Crowley	6/25

Executive Vice President, PIMCO. Mr. Crowley is a portfolio manager on the U.S. rates desk in the Newport Beach office. Previously, he was a portfolio associate focusing on interest rate derivatives and volatility and an analyst in PIMCO’s trade compliance group. He joined PIMCO in 2008. He has investment experience since 2008 and holds an undergraduate degree from Miami University in Ohio.

PIMCO CommodityRealReturn® Strategy PIMCO Long-Term U.S. Government PIMCO Real Return	Mike Cudzil	6/25 2/16 6/25

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

PIMCO CommodityRealReturn® Strategy	Andrew DeWitt	2/22

Executive Vice President, PIMCO. Mr. DeWitt is a portfolio manager in the Newport Beach office, focusing on commodity and multi-real asset strategies. Previously, he managed PIMCO’s portfolio associate group and focused on portfolio optimization and other technology initiatives. He has investment experience since 2006 and holds undergraduate degrees in economics and sociology from Brown University.

PIMCO Real Return PIMCO CommodityRealReturn® Strategy	Daniel He	12/19 6/25

Executive Vice President, PIMCO. Mr. He is a portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities and serves as a member of Americas portfolio committee. Previously, he was a member of the global rates desk focusing on government bonds, foreign exchange, and interest rate derivatives. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He has investment experience since 2005 and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy PIMCO Long-Term U.S. Government PIMCO Real Return	Steve Rodosky	1/19 7/07 1/19

Managing Director, PIMCO. Mr. Rodosky is a portfolio manager in the Newport Beach office for real return and U.S. long duration strategies. He leads the rates liquid products team and also leads talent management for portfolio management in the U.S. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has investment experience since 1995 and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Managing Director, PIMCO. Mr. Sharenow is a portfolio manager in the Newport Beach office, focusing on commodities, real assets, and inflation solutions. He leads PIMCO’s commodity portfolio management group. He also co-manages PIMCO’s Energy and Tactical Credit Opportunities strategy. Prior to joining PIMCO in 2011, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was previously senior energy economist at Goldman Sachs and before that, worked as a quantitative analyst in the Global Portfolio Analysis group at Goldman Sachs. His co-authored article, “Beating Benchmarks,” won the Second Annual Berstein Fabozzi/Jacobs Levy Award for Outstanding Article after it was published in the Journal of Portfolio Management. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University. He is a member of the Council on Foreign Relations

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_060225

PIMCO Variable Insurance Trust

Supplement Dated June 2, 2025 to the

PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class Prospectus,

PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class Prospectus,

PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class Prospectus,

PIMCO CommodityRealReturn® Strategy Portfolio Class M Prospectus,

PIMCO Long-Term U.S. Government Portfolio Administrative Class Prospectus,

PIMCO Long-Term U.S. Government Portfolio Institutional Class Prospectus,

PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus,

PIMCO Real Return Portfolio Administrative Class Prospectus,

PIMCO Real Return Portfolio Institutional Class Prospectus and

PIMCO Real Return Portfolio Advisor Class Prospectus,

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Long-Term

U.S. Government Portfolio and PIMCO Real Return Portfolio (each, a “Portfolio” and together, the “Portfolios”)

Pacific Investment Management Company LLC (“PIMCO”) has announced that Steve Rodosky will retire from PIMCO effective December 31, 2025. Mr. Rodosky will continue to serve as a portfolio manager of each Portfolio until December 31, 2025 or such earlier date(s) to be disclosed in a subsequent supplement.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_060225

PIMCO Variable Insurance Trust

Supplement Dated June 2, 2025 to the

PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class Prospectus,

PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class Prospectus,

PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class Prospectus

and PIMCO CommodityRealReturn® Strategy Portfolio Class M Prospectus,

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He. Messrs. Cudzil, Rodosky and Sharenow are Managing Directors of PIMCO. Messrs. DeWitt and He are Executive Vice Presidents of PIMCO. Mr. Cudzil has managed the Portfolio since June 2025. Mr. Rodosky has managed the Portfolio since January 2019. Mr. Sharenow has managed the Portfolio since November 2018. Mr. DeWitt has managed the Portfolio since February 2022. Mr. He has managed the Portfolio since June 2025.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Mike Cudzil	6/25

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

PIMCO CommodityRealReturn® Strategy	Andrew DeWitt	2/22

Executive Vice President, PIMCO. Mr. DeWitt is a portfolio manager in the Newport Beach office, focusing on commodity and multi-real asset strategies. Previously, he managed PIMCO’s portfolio associate group and focused on portfolio optimization and other technology initiatives. He has investment experience since 2006 and holds undergraduate degrees in economics and sociology from Brown University.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Daniel He	6/25

Executive Vice President, PIMCO. Mr. He is a portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities and serves as a member of Americas portfolio committee. Previously, he was a member of the global rates desk focusing on government bonds, foreign exchange, and interest rate derivatives. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He has investment experience since 2005 and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

PIMCO CommodityRealReturn® Strategy	Steve Rodosky	1/19

Managing Director, PIMCO. Mr. Rodosky is a portfolio manager in the Newport Beach office for real return and U.S. long duration strategies. He leads the rates liquid products team and also leads talent management for portfolio management in the U.S. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has investment experience since 1995 and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

PIMCO CommodityRealReturn® Strategy	Greg E. Sharenow	11/18

Managing Director, PIMCO. Mr. Sharenow is a portfolio manager in the Newport Beach office, focusing on commodities, real assets, and inflation solutions. He leads PIMCO’s commodity portfolio management group. He also co-manages PIMCO’s Energy and Tactical Credit Opportunities strategy. Prior to joining PIMCO in 2011, he was an energy trader at Hess Energy Trading, Goldman Sachs and DE Shaw. He was previously senior energy economist at Goldman Sachs and before that, worked as a quantitative analyst in the Global Portfolio Analysis group at Goldman Sachs. His co-authored article, “Beating Benchmarks,” won the Second Annual Berstein Fabozzi/Jacobs Levy Award for Outstanding Article after it was published in the Journal of Portfolio Management. He has investment and financial services experience since 2000 and holds bachelor’s degrees in mathematical methods in the social sciences and in economics from Northwestern University. He is a member of the Council on Foreign Relations

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_060225

PIMCO Variable Insurance Trust

Supplement Dated June 2, 2025 to the

PIMCO Long-Term U.S. Government Portfolio Administrative Class Prospectus,

PIMCO Long-Term U.S. Government Portfolio Institutional Class Prospectus

and PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus,

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO. Mr. Crowley is an Executive Vice President of PIMCO. Mr. Cudzil has managed the Portfolio since February 2016. Mr. Rodosky has managed the Portfolio since July 2007. Mr. Crowley has managed the Portfolio since June 2025.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Long-Term U.S. Government	Tim Crowley	6/25

Executive Vice President, PIMCO. Mr. Crowley is a portfolio manager on the U.S. rates desk in the Newport Beach office. Previously, he was a portfolio associate focusing on interest rate derivatives and volatility and an analyst in PIMCO’s trade compliance group. He joined PIMCO in 2008. He has investment experience since 2008 and holds an undergraduate degree from Miami University in Ohio.

PIMCO Long-Term U.S. Government	Mike Cudzil	2/16

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Long-Term U.S. Government	Steve Rodosky	7/07

Managing Director, PIMCO. Mr. Rodosky is a portfolio manager in the Newport Beach office for real return and U.S. long duration strategies. He leads the rates liquid products team and also leads talent management for portfolio management in the U.S. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has investment experience since 1995 and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP5_060225

PIMCO Variable Insurance Trust

Supplement Dated June 2, 2025 to the

PIMCO Real Return Portfolio Administrative Class Prospectus,

PIMCO Real Return Portfolio Institutional Class Prospectus

and PIMCO Real Return Portfolio Advisor Class Prospectus,

each dated April 30, 2025, each as supplemented from time to time

Disclosure Related to the PIMCO Real Return Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO. Mr. He is an Executive Vice President of PIMCO. Mr. Cudzil has managed the Portfolio since June 2025. Mr. Rodosky has managed the Portfolio since January 2019. Mr. He has managed the Portfolio since December 2019.

In addition, effective immediately, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Real Return	Mike Cudzil	6/25

Managing Director, PIMCO. Mr. Cudzil is a generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Real Return	Daniel He	12/19

Executive Vice President, PIMCO. Mr. He is a portfolio manager in the Newport Beach office. He is a member of the liquid products group specializing in real return and mortgage-backed securities and serves as a member of Americas portfolio committee. Previously, he was a member of the global rates desk focusing on government bonds, foreign exchange, and interest rate derivatives. Prior to joining PIMCO in 2011, he structured and traded derivative strategies for a global macro hedge fund. He has investment experience since 2005 and holds an MBA from the University of Chicago Booth School of Business. He also holds a master’s degree in financial engineering and an undergraduate degree in computer science from the National University of Singapore.

PIMCO Real Return	Steve Rodosky	1/19

Managing Director, PIMCO. Mr. Rodosky is a portfolio manager in the Newport Beach office for real return and U.S. long duration strategies. He leads the rates liquid products team and also leads talent management for portfolio management in the U.S. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has investment experience since 1995 and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP6_060225

PIMCO Variable Insurance Trust

Supplement dated June 2, 2025 to the

Statement of Additional Information dated April 30, 2025,

as supplemented from time to time

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Long-Term

U.S. Government Portfolio and PIMCO Real Return Portfolio (each, a “Portfolio” and together, the “Portfolios”)

Effective immediately, the PIMCO CommodityRealReturn® Strategy Portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He; the PIMCO Long-Term U.S. Government Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley; and the PIMCO Real Return Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He.

Accordingly, effective immediately, corresponding changes are made to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following is added:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Crowley*
Registered Investment Companies	1	$1,479.36	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	2	$550.19	0	$0.00

*	Effective June 2, 2025, Mr. Crowley co-manages the PIMCO Long-Term U.S. Government Portfolio. Information for Mr. Crowley is as of April 30, 2025.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above table:

Effective June 2, 2025, the PIMCO CommodityRealReturn® Strategy Portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky, Greg Sharenow, Andrew DeWitt and Daniel He; the PIMCO Long-Term U.S. Government Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Tim Crowley; and the PIMCO Real Return Portfolio’s portfolio is jointly and primarily managed by Mike Cudzil, Steve Rodosky and Daniel He.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Tim Crowley*	PIMCO Long-Term U.S. Government Portfolio	None

*	Effective June 2, 2025, Mr. Crowley co-manages the PIMCO Long-Term U.S. Government Portfolio. Information for Mr. Crowley is as of April 30, 2025.

Investors Should Retain This Amendment for Future Reference

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